SIGNIFICANT ACCOUNTING POLICIES - OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability For Future Policy Benefits Assumptions [Line Items]
Unincorporated business tax (UBT) rate, percent	4.00%
Policyholders Dividend Policy [Abstract]
Percent of dividend paying policies	5.00%
Carrying amount of dividend paying policies	$ 17,491
Separate Accounts Disclosure [Abstract]
Gain (loss) recognized on assets transferred to separate account	$ 8,222	$ 1,148	$ 5,959
Goodwill and Intangible Asset Impairment [Abstract]
Intangible asset, useful life	20 years
State and Local Income Tax Expense (Benefit), Continuing Operations [Abstract]
Unincorporated business tax (UBT) rate, percent	4.00%
Life Insurance Liabilities
Liability For Future Policy Benefits Assumptions [Line Items]
Percentage of life insurance liabilities calculate within traditional life interest rate range	99.00%
Minimum | Life Insurance Liabilities
Liability For Future Policy Benefits Assumptions [Line Items]
Liability for future policy benefits, interest rate	5.00%
Minimum | Annuity Liabilities
Liability For Future Policy Benefits Assumptions [Line Items]
Liability for policyholder contract deposits, interest rate	1.60%
Maximum | Life Insurance Liabilities
Liability For Future Policy Benefits Assumptions [Line Items]
Liability for future policy benefits, interest rate	6.30%
Maximum | Annuity Liabilities
Liability For Future Policy Benefits Assumptions [Line Items]
Liability for policyholder contract deposits, interest rate	5.50%
Weighted Average | Life Insurance Liabilities
Liability For Future Policy Benefits Assumptions [Line Items]
Liability for future policy benefits, interest rate	5.10%
Weighted Average | Annuity Liabilities
Liability For Future Policy Benefits Assumptions [Line Items]
Liability for policyholder contract deposits, interest rate	4.30%